Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019
Furniture and equipment	$935,697	$908,957
Leasehold improvements	519,378	519,378
Construction in progress	143,037	138,845
Molds	74,822	74,822
Gross property and equipment	1,672,934	1,642,002
Less - Accumulated depreciation and amortization	(801,337)	(502,501)
Net property and equipment	$871,597	$1,139,501